Summary of Significant Accounting Policies - Property and equipment net and capitalized internal use software (Details)	12 Months Ended
Dec. 31, 2019
Computer equipment and software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life	6 years
Capitalized internal use software
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years